Income Taxes (Tables)	12 Months Ended
Aug. 31, 2014
Income Taxes [Abstract]
Schedule of Income Tax Expense Attributable to Income (Loss) before Income Taxes
	Current	Deferred	Total
Year ended August 31, 2014
U.S. federal	$—	$—	$—
State and local	1	—	1
	$1	$—	$1
	Current	Deferred	Total
Year ended August 31, 2013
U.S. federal	$—	$—	$—
State and local	1	—	1
	$1	$—	$1
	Current	Deferred	Total
Year ended August 31, 2012
U.S. federal	$—	$—	$—
State and local	3	—	3
	$3	$—	$3

Schedule of Income Tax Expense Differs from Amount Computed by Applying Federal Income Tax Rate
	Year Ended	Year Ended	Year Ended
	August 31,	August 31,	August 31,
	2014	2013	2012
Computed “expected” tax expense	$(9,969)	$(11,054)	$(9,999)
Increase (reduction) in income taxes resulting from:
Stock-based compensation	774	876	636
State and local income taxes, net of federal income tax benefit	1	1	2
Foreign rate differential	—	—	1,258
Warrants modification and changes in fair value	—	—	29
Other	12	17	182
Change in valuation allowance	9,183	10,161	7,895
Income tax expense	$1	$1	$3

Summary of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Tax Assets and Liabilities
	August 31,	August 31,
	2014	2013
Deferred tax assets:
Accrued liabilities	$279	$163
Other assets	169	77
Inventory capitalization	446	265
Deferred revenue	139	-
Total current deferred tax assets	1,031	505

Noncurrent assets:
Depreciation	2,310	2,150
Inventory reserves	2,689	2,427
Deferred rent	29	36
Other assets	859	568
Net operating loss carryforward	101,485	88,791
Federal and state tax credit carryforward	8,919	8,919
Total noncurrent deferred tax assets	116,291	102,891
Total deferred tax assets	117,323	103,396
Less valuation allowance	(117,323)	(103,396)
Net deferred tax assets	$—	$—